Property, plant, and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant, and equipment
Schedule of plant and equipment and depreciation and impairment

	Plant	Pipelines,
	and	networks,	Work in
	equipment	and lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2023	54,897,509	58,584,853	15,519,986	16,668,026	4,832,650	3,337,999	153,841,023
Additions/capitalizations (1)	2,998,597	2,427,231	3,120,613	892,401	12,043	70,156	9,521,041
CPO-09 asset acquisition	715,573	—	275,432	248,467	—	—	1,239,472
Abandonment cost update (Note 23)	(10,565)	1,858	—	—	—	—	(8,707)
Capitalized financial interests (2)	253,457	96,580	36,695	41,015	596	106	428,449
Exchange differences capitalized	1,215	463	348	197	3	1	2,227
Disposals	(917,845)	(276,179)	(12,522)	(70,846)	(2,043)	(104,877)	(1,384,312)
Fair value adjustment in business combination	1,011,253	—	74,575	349,709	—	—	1,435,537
Field reversal	4,726	5,617	—	4,668	—	47	15,058
Foreign currency translation	4,509,197	2,639,095	184,020	1,099,990	291,441	142,843	8,866,586
Reclassifications/transfers (3)	(279,096)	21,569	(895,632)	296,130	1,387	(156,585)	(1,012,227)
Balance as of December 31, 2024	63,184,021	63,501,087	18,303,515	19,529,757	5,136,077	3,289,690	172,944,147

Accumulated depreciation and impairment losses
Balance as of December 31, 2023	(24,981,482)	(23,488,683)	(1,687,758)	(7,146,337)	(168,099)	(1,197,362)	(58,669,721)
Depreciation expense	(2,820,925)	(2,353,808)	—	(734,220)	—	(158,593)	(6,067,546)
Recovery (loss) impairment (Note 18)	807,549	299,451	(138,139)	275,235	14,547	3,016	1,261,659
Disposals	833,625	224,039	—	51,365	3,305	84,432	1,196,766
Foreign currency translation	(1,722,232)	(1,045,849)	(65)	(411,176)	(14,821)	(82,700)	(3,276,843)
Reclassifications/transfers	(290,955)	315,671	166,666	(173,685)	(2,219)	50,618	66,096
Balance as of December 31, 2024	(28,174,420)	(26,049,179)	(1,659,296)	(8,138,818)	(167,287)	(1,300,589)	(65,489,589)

Balance as of December 31, 2023	29,916,027	35,096,170	13,832,228	9,521,689	4,664,551	2,140,637	95,171,302
Balance as of December 31, 2024	35,009,601	37,451,908	16,644,219	11,390,939	4,968,790	1,989,101	107,454,558
(1)

Mainly includes: i) Ecopetrol S.A. projects in progress associated with the Akacías, Caño Sur, Rubiales, Castilla, Chichimene, Cupiagua fields and the Barrancabermeja Refinery ii) Interconexión eléctricas S.A. E.S.P projects in progress: UPME 09-2016 Copey–Cuestecitas, 500 kV and Copey–Fundación, 220 kV, UPME 04-2019 La Loma - Sogamoso 500 kV Transmission Line, Connection of the Alpha and Beta wind farms to the Nueva Cuestecitas substation, Copey - Cuestecitas 500kV Second Circuit Project, Connection of the Windpeshi wind farm to the Cuestecitas 200kV substation and asset optimization plan.

(2)	Financial interest is capitalized based on the weighted average rate of borrowing costs.
(3)

Corresponds mainly to i) recognition of McDermott’s shares in Refinería de Cartagena S.A.S. (see Note 23.4) and ii) additions and transfers in transmission lines of Interconexión eléctricas S.A. E.S.P due to the entry into operation of the projects.

	Plant	Pipelines,
	and	networks,	Work in
	equipment	and lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2022	62,807,662	60,287,768	13,462,321	15,354,065	5,199,069	3,225,278	160,336,163
Additions/capitalizations (1)	2,592,249	2,257,397	3,510,753	552,852	15,489	421,145	9,349,885
Abandonment cost update (Note 23)	55,694	221,944	—	(7,505)	—	(29)	270,104
Capitalized financial interests (2)	101,125	80,720	92,816	12,930	137	9,902	297,630
Exchange differences capitalized	457	365	659	58	1	45	1,585
Disposals	(653,972)	(266,862)	(15,128)	(13,398)	(498)	(70,430)	(1,020,288)
Foreign currency translation	(7,966,666)	(4,448,755)	(226,974)	(1,844,094)	(479,724)	(277,409)	(15,243,622)
Reclassifications/transfers	(2,039,040)	452,276	(1,304,461)	2,613,118	98,176	29,497	(150,434)
Balance as of December 31, 2023	54,897,509	58,584,853	15,519,986	16,668,026	4,832,650	3,337,999	153,841,023
Accumulated depreciation and impairment losses
Balance as of December 31, 2022	(27,513,889)	(22,870,508)	(1,418,040)	(6,230,154)	(53,514)	(1,252,560)	(59,338,665)
Depreciation expense	(2,916,507)	(2,319,289)	—	(626,962)	—	(153,357)	(6,016,115)
Recovery (loss) impairment (Note 18)	765,513	(212,245)	(360,367)	136,123	(132,149)	8,905	205,780
Disposals	625,848	228,151	—	12,898	155	53,098	920,150
Foreign currency translation	3,039,353	1,722,919	5,207	678,512	17,409	158,678	5,622,078
Reclassifications/transfers	1,018,200	(37,711)	85,442	(1,116,754)	—	(12,126)	(62,949)
Balance as of December 31, 2023	(24,981,482)	(23,488,683)	(1,687,758)	(7,146,337)	(168,099)	(1,197,362)	(58,669,721)

Balance as of December 31, 2022	35,293,773	37,417,260	12,044,281	9,123,911	5,145,555	1,972,718	100,997,498
Balance as of December 31, 2023	29,916,027	35,096,170	13,832,228	9,521,689	4,664,551	2,140,637	95,171,302
(1)

Mainly includes: i) Ecopetrol S.A. ongoing projects associated with the Caño Sur, Castilla, Chichimene, Cusiana and Rubiales fields and Barrancabermeja Refinery, ii) Interconexión Eléctrica S.A. E.S.P projects in progress: UPME 09-2016 Copey–Cuestecitas, 500 kV, Copey–Fundación, 220 kV, UPME 04-2019 Transmission line La Loma - Sogamoso 500 kV, Connection of the Alpha and Beta wind farms to the Nueva Cuestecitas substation, Copey Second Circuit Project - Cuestecitas 500kV and asset optimization plan.

(2)	Financial interest is capitalized based on the weighted average rate of borrowing costs.